Note 10 - Regulatory Matters - Schedule of Compliance with Regulatory Capital Requirements under Banking Regulations (Details) $ in Thousands		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Banking Regulation, Tier 1 Leverage Capital, Actual	[1]	$ 13,916	$ 14,016
Tier 1 Leverage Ratio, Ratio	[1]	0.378	0.384
Banking Regulation, Tier 1 Leverage Capital, Capital Adequacy, Minimum	[1]	$ 1,472	$ 1,459
Banking Regulation, Tier 1 Leverage Capital Ratio, Capital Adequacy, Minimum	[1]	0.04	0.04
Banking Regulation, Tier 1 Leverage Capital, Well Capitalized, Minimum	[1]	$ 1,841	$ 1,824
Banking Regulation, Tier 1 Leverage Capital Ratio, Well Capitalized, Minimum	[1]	0.05	0.05
Common Equity Tier 1 Risk-Based Capital Ratio, Amount	[2]	$ 13,916	$ 14,016
Common Equity Tier 1 Risk-Based Capital Ratio, Ratio	[2]	0.738	0.7299
Banking Regulation, Common Equity Tier 1 Risk-Based Capital, Capital Adequacy, Minimum	[2]	$ 849	$ 864
Banking Regulation, Common Equity Tier 1 Risk-Based Capital Ratio, Capital Adequacy, Minimum	[2]	0.045	0.045
Banking Regulation, Common Equity Tier 1 Risk-Based Capital, Well Capitalized, Minimum	[2]	$ 1,226	$ 1,247
Banking Regulation, Common Equity Tier 1 Risk-Based Capital Ratio, Well Capitalized, Minimum	[2]	0.065	0.065
Banking Regulation, Tier 1 Risk-Based Capital, Actual	[2]	$ 13,916	$ 14,016
Tier 1 Risk-Based Capital Ratio, Ratio	[2]	0.738	0.7299
Banking Regulation, Tier 1 Risk-Based Capital, Capital Adequacy, Minimum	[2]	$ 1,131	$ 1,151
Banking Regulation, Tier 1 Risk-Based Capital Ratio, Capital Adequacy, Minimum	[2]	0.06	0.06
Banking Regulation, Tier 1 Risk-Based Capital, Well Capitalized, Minimum	[2]	$ 1,508	$ 1,535
Banking Regulation, Tier 1 Risk-Based Capital Ratio, Well Capitalized, Minimum	[2]	0.08	0.08
Total Risk-Based Capital Ratio, Amount	[2]	$ 14,101	$ 14,216
Total Risk-Based Capital Ratio, Ratio	[2]	0.7478	0.7403
Banking Regulation, Total Risk-Based Capital, Capital Adequacy, Minimum	[2]	$ 1,508	$ 1,535
Banking Regulation, Total Risk-Based Capital Ratio, Capital Adequacy, Minimum	[2]	0.08	0.08
Banking Regulation, Total Risk-Based Capital, Well Capitalized, Minimum	[2]	$ 1,886	$ 1,919
Banking Regulation, Total Risk-Based Capital Ratio, Well Capitalized, Minimum	[2]	0.10	0.10

[1]	Amounts and ratios to adjusted total assets.
[2]	Amounts and ratios to total risk weighted assets.